Commitments and Contingencies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 EUR (€)
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced	€ 0
Number of tranches upon achieving certain performance and market conditions | tranche	3
Cap of future fundraising			€ 9,900
Payment for success fee arrangement fundraising	€ 906	€ 0
Contractual term of success fee arrangement with third party	12 months
Retainer payment	€ 181
Property, plant and equipment
Commitments and contingencies
Commitments to acquire assets	5,376	5,016
Intangible assets
Commitments and contingencies
Commitments to acquire assets	3	4,344
Within one year
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced		400
Future payments for operating contracts	82,690	73,779
Later than one year and not later than five years
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced		1,601
Future payments for operating contracts	100,805	100,177
Thereafter
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced		0
Future payments for operating contracts	€ 194	€ 18,558